Segment and geographical information - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales	$ 6,174	$ 6,454
Cost of products sold	(4,333)	(4,685)
Freight and other distribution costs	(815)	(894)
Export duties, net	(72)	(8)
Amortization	(549)	(541)
Selling, general and administration	(282)	(307)
Equity-based compensation	(14)	(25)
Profit (loss) from operating activities	7	(284)
Total assets	8,760	9,415
Total liabilities	1,807	2,193
Lumber
Disclosure of operating segments [line items]
Sales	2,592	2,794
NA EWP
Disclosure of operating segments [line items]
Sales	2,803	2,608
Pulp & Paper
Disclosure of operating segments [line items]
Sales	389	623
Europe EWP
Disclosure of operating segments [line items]
Sales	453	517
Corporate & Other
Disclosure of operating segments [line items]
Sales	(63)	(89)
Operating segments
Disclosure of operating segments [line items]
Sales	6,175	6,454
Cost of products sold	(4,333)	(4,685)
Freight and other distribution costs	(815)	(894)
Export duties, net	(72)	(8)
Amortization	(549)	(541)
Selling, general and administration	(282)	(307)
Equity-based compensation	(14)	(25)
Restructuring and impairment charges	(102)	(279)
Profit (loss) from operating activities	7	(284)
Total assets	8,760	9,415
Total liabilities	1,807	2,193
Capital expenditures	487	477
Operating segments | Lumber
Disclosure of operating segments [line items]
Sales	2,550	2,722
Cost of products sold	(2,080)	(2,215)
Freight and other distribution costs	(382)	(405)
Export duties, net	(72)	(8)
Amortization	(192)	(185)
Selling, general and administration	(142)	(164)
Equity-based compensation	0	0
Restructuring and impairment charges	(28)	(137)
Profit (loss) from operating activities	(303)	(319)
Total assets	3,641	3,606
Total liabilities	635	507
Capital expenditures	312	253
Operating segments | NA EWP
Disclosure of operating segments [line items]
Sales	2,794	2,602
Cost of products sold	(1,634)	(1,594)
Freight and other distribution costs	(326)	(329)
Export duties, net	0	0
Amortization	(284)	(273)
Selling, general and administration	(99)	(96)
Equity-based compensation	0	0
Restructuring and impairment charges	(1)	0
Profit (loss) from operating activities	459	316
Total assets	3,943	4,338
Total liabilities	572	551
Capital expenditures	140	156
Operating segments | Pulp & Paper
Disclosure of operating segments [line items]
Sales	378	612
Cost of products sold	(309)	(555)
Freight and other distribution costs	(65)	(120)
Export duties, net	0	0
Amortization	(14)	(24)
Selling, general and administration	(11)	(25)
Equity-based compensation	0	0
Restructuring and impairment charges	(3)	(142)
Profit (loss) from operating activities	(13)	(242)
Total assets	187	333
Total liabilities	89	125
Capital expenditures	15	32
Operating segments | Europe EWP
Disclosure of operating segments [line items]
Sales	453	517
Cost of products sold	(375)	(409)
Freight and other distribution costs	(42)	(40)
Export duties, net	0	0
Amortization	(48)	(49)
Selling, general and administration	(29)	(21)
Equity-based compensation	0	0
Restructuring and impairment charges	(70)	0
Profit (loss) from operating activities	(110)	(3)
Total assets	561	691
Total liabilities	136	149
Capital expenditures	19	30
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Sales	0	0
Cost of products sold	64	89
Freight and other distribution costs	0	0
Export duties, net	0	0
Amortization	(11)	(10)
Selling, general and administration	(1)	0
Equity-based compensation	(14)	(25)
Restructuring and impairment charges	(1)	0
Profit (loss) from operating activities	(26)	(35)
Total assets	429	446
Total liabilities	375	861
Capital expenditures	1	7
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Lumber
Disclosure of operating segments [line items]
Sales	42	72
Elimination of intersegment amounts | NA EWP
Disclosure of operating segments [line items]
Sales	9	6
Elimination of intersegment amounts | Pulp & Paper
Disclosure of operating segments [line items]
Sales	11	11
Elimination of intersegment amounts | Europe EWP
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Corporate & Other
Disclosure of operating segments [line items]
Sales	$ (62)	$ (89)